Decommissioning Liabilities - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Estimated future cash flows required to settle the obligation	$ 5,173,000,000	$ 5,163,000,000
Credit-adjusted risk-free rate	4.90%	6.50%
Inflation Rate	2.00%	2.00%
Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities	$ 55,000,000
Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities		$ 60,000,000